UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9-30-12

Check here if Amendment [ ]; Amendment Number: _____.
This Amendment (Check only one.):[ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Moon Capital Management, LLC
Address:	2103 Riverview Tower
		900 South Gay Street
		Knoxville, TN  37902

Form 13F File Number:  28-12677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Poppy Harper
Phone:		865-546-1234

Signature, Place and Date of Signing:

____________	______________________	_________________
(Signature)	(City, State)			(Date)

Report Type (Check only one.):

[ X] 	13F HOLDINGS REPORT

[    ]	13F NOTICE

[    ]	13F COMBINATION REPORT
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:	84

Form 13F Information Table Value Total:	78,117,939


       Form 13F Information Table
      Moon Capital Management, LLC
       13F CIK Number: 0001410588
     	September 30, 2012



<c>NAME OF ISSUER                       <c>TITLE OF CL<c>CUSIP     <c>VALUE    <c>SHRS or P<c>INVESTMENT DI<c>OTHER MA<c>VOTING AU
 FNMA 	 			Fixed Income 	313586RC5	 215 	 245,000 		  Sole  	  -    	Sole
 0.000% Due 10-09-19
 FNMA, step 1.5%-6.0% 	 	Fixed Income 	3136FT6Y0	 450 	 450,000 		  Sole  	  -    	Sole
 1.500% Due 04-12-27
 FNMA, steps to 3% 12/12, 4% 6/ Fixed Income 	3136G0PL9	 630 	 630,000 		  Sole  	  -    	Sole
 1.000% Due 06-28-27
 FNMA, steps to 4% 12/14, 5% 12 Fixed Income 	3136FTWN5	 502 	 500,000 		  Sole  	  -    	Sole
 2.000% Due 12-28-26
 FNMA, steps to 4% 3/14, 5% 3/1 Fixed Income 	3136FT3V9	 452 	 450,000 		  Sole  	  -    	Sole
 1.500% Due 03-22-27
 FNMA, steps to 4% 7/15, 5% 7/2 Fixed Income 	3136G0UE9	 249 	 250,000 		  Sole  	  -    	Sole
 1.250% Due 07-30-27
 FNMA, steps to 6% 	 	Fixed Income 	3136FTJC4	 321 	 320,000 		  Sole  	  -    	Sole
 3.250% Due 10-26-26
 Everbank  			Fixed Income 	29976DNX4	 280 	 280,000 		  Sole  	  -    	Sole
 0.350% Due 12-28-12
 First Niagara Bank 	 	Fixed Income 	33583CBG3	 2,200 	 2,200,000 		  Sole  	  -    	Sole
 0.300% Due 12-07-12
 Mizrahi Tefahot 	 	Fixed Income 	606857LK4	 1,420 	 1,420,000 		  Sole  	  -    	Sole
 0.150% Due 10-19-12
 Barclays Bank, 3 month Libor + Fixed Income 	06740PMS2	 692 	 720,000 		  Sole  	  -    	Sole
 2.500% Due 09-17-15
 Berkshire Hathaway 	 	Fixed Income 	084670BF4	 262 	 245,000 		  Sole  	  -    	Sole
 3.400% Due 01-31-22
 Dell 	 			Fixed Income 	24702RAE1	 460 	 395,000 		  Sole  	  -    	Sole
 5.650% Due 04-15-18
 Florida Power & Light 	 	Fixed Income 	341081EQ6	 258 	 200,000 		  Sole  	  -    	Sole
 5.625% Due 04-01-34
 GE Capital Corp, 3 Month Libor Fixed Income 	36962G4N1	 490 	 490,000 		  Sole  	  -    	Sole
 2.500% Due 08-11-15
 GMAC 	 			Fixed Income 	3704A0E73	 298 	 295,000 		  Sole  	  -    	Sole
 8.650% Due 08-15-15
 GR Washington 	 		Fixed Income 	372546AN1	 575 	 500,000 		  Sole  	  -    	Sole
 4.452% Due 09-15-21
 Goldman Sachs 	 		Fixed Income 	38144LAC4	 943 	 940,000 		  Sole  	  -    	Sole
 5.450% Due 11-01-12
 JP Morgan Chase 	 	Fixed Income 	46625HJA9	 528 	 500,000 		  Sole  	  -    	Sole
 3.150% Due 07-05-16
 Morgan Stanley 	 	Fixed Income 	617446HR3	 957 	 940,000 		  Sole  	  -    	Sole
 5.300% Due 03-01-13
 Knox County TN Hospital Revenu Fixed Income 	499523SA7	 382 	 450,000 		  Sole  	  -    	Sole
 0.000% Due 01-01-16
 Knoxville TN GO 	 	Fixed Income 	499731D46	 282 	 270,000 		  Sole  	  -    	Sole
 3.000% Due 05-01-25
 Memphis TN Electric 	 	Fixed Income 	586158KW6	 212 	 210,000 		  Sole  	  -    	Sole
 5.000% Due 12-01-12
 Roane County, TN 	 	Fixed Income 	769773VE9	 945 	 910,000 		  Sole  	  -    	Sole
 3.000% Due 06-01-14
 3M Company 	 		Equities 	88579y101	 223 	 2,411 		  	  Sole  	  -    	Sole
 AT&T 	 			Equities 	00206r102	 641 	 17,012 		  Sole  	  -    	Sole
 American Express 	 	Equities 	025816109	 3,158 	 55,535 		  Sole  	  -    	Sole
 Apple Computer 	 	Equities 	37833100	 398 	 597 		  	  Sole  	  -    	Sole
 Astrazeneca PLC 	 	Equities 	046353108	 659 	 13,762 		  Sole  	  -    	Sole
 BB and T Corp 	 		Equities 	054937107	 538 	 16,230 		  Sole  	  -    	Sole
 Bank of America Corp 	 	Equities 	060505104	 2,031 	 229,965 		  Sole  	  -    	Sole
 Berkshire Hathaway 	 	Equities 	84670702	 3,958 	 44,880 		  Sole  	  -    	Sole
 Berkshire Hathaway Cl A 	Equities 	084670108	 531 	 4 		  	  Sole  	  -    	Sole
 Chesapeake Energy Corporation  Equities 	165167107 	 1,424 	 75,445 		  Sole  	  -    	Sole
 Cisco Sys Inc 	 		Equities 	17275R102	 1,471 	 77,043 		  Sole  	  -    	Sole
 Coca-Cola 	 		Equities 	19126100	 273 	 7,194 		  	  Sole  	  -    	Sole
 Dell, Inc. 	 		Equities 	24702r101	 1,795 	 182,100 		  Sole  	  -    	Sole
 Douglas Dynamics, Inc. 	Equities 	25960r105	 838 	 56,670 		  Sole  	  -    	Sole
 Exxon Mobil Corp. 	 	Equities 	30231g102	 716 	 7,830 		  	  Sole  	  -    	Sole
 Fairfax Financial Holdings Lim Equities 	303901102 	 2,045 	 5,287 		  	  Sole  	  -    	Sole
 First Financial Bancorp 	Equities 	320209109	 761 	 45,000 		  Sole  	  -    	Sole
 General Electric 	 	Equities 	369604103	 594 	 26,156 		  Sole  	  -    	Sole
 Goldman Sachs 	 		Equities 	38141g104	 2,357 	 20,730 		  Sole  	  -    	Sole
 Home Depot 	 		Equities 	437076102	 238 	 3,941 		  	  Sole  	  -    	Sole
 Ingram Micro Inc. 	 	Equities 	457153104	 1,790 	 117,535 		  Sole  	  -    	Sole
 International Business Machine Equities 	459200101	 707 	 3,409 		  	  Sole  	  -    	Sole
 JP Morgan & Co 	 	Equities 	46625h100	 2,942 	 72,684 		  Sole  	  -    	Sole
 Johnson & Johnson 	 	Equities 	478160104	 309 	 4,485 		  	  Sole  	  -    	Sole
 Legg Mason Inc. 	 	Equities 	524901105	 1,919 	 77,750 		  Sole  	  -    	Sole
 Leggett & Platt, Incorporated 	Equities 	524660107	 896 	 35,785 		  Sole  	  -    	Sole
 Leucadia National Corporation 	Equities 	52728810	 2,763 	 121,465 		  Sole  	  -    	Sole
 Lockheed Martin 	 	Equities 	539830109	 687 	 7,359 		  	  Sole  	  -    	Sole
 Microsoft 	 		Equities 	594918104	 2,873 	 96,527 		  Sole  	  -    	Sole
 OakTree Capital Group 	 	Equities 	674001201 	 874 	 21,310 		  Sole  	  -    	Sole
 Pepsico Inc 	 		Equities 	713448108	 307 	 4,342 		  	  Sole  	  -    	Sole
 Quest Diagnostics Inc. 	Equities 	74834l100	 2,856 	 45,025 		  Sole  	  -    	Sole
 RenaissanceRe Holdings Ltd 	Equities 	g7496g103	 2,137 	 27,740 		  Sole  	  -    	Sole
 SPDR Gold Shares  	 	Equities 	78463v107	 521 	 3,030 		  	  Sole  	  -    	Sole
 Southern Co. 	 		Equities 	842587107	 359 	 7,785 		  	  Sole  	  -    	Sole
 Southwestern Energy Co. 	Equities 	845467109	 306 	 8,812 		  	  Sole  	  -    	Sole
 The Charles Schwab Corp. 	Equities 	808513105	 2,070 	 161,945 		  Sole  	  -    	Sole
 Unilever PLC ADR 	 	Equities 	904767704	 689 	 18,861 		  Sole  	  -    	Sole
 UnitedHealth Group 	 	Equities 	91324p102	 1,497 	 27,010 		  Sole  	  -    	Sole
 Vodafone Group 	 	Equities 	92857w209	 2,341 	 82,135 		  Sole  	  -    	Sole
 Wells Fargo 	 		Equities 	949746101	 230 	 6,648 		  	  Sole  	  -    	Sole
 Columbia Acorn Fund Class Z 	Equities 	197199409	 811 	 30,837 		  Sole  	  -    	Sole
 Fidelity Contrafund  	 	Equities 	316071109	 232 	 2,916 		  	  Sole  	  -    	Sole
 Heartland Value Fund 	 	Equities 	422352831	 533 	 12,449 		  Sole  	  -    	Sole
 NB Partners Fund Inv Class 	Equities 	641224787	 235 	 8,589 		  	  Sole  	  -    	Sole
 PIMCO Total Return Fund 	Fixed Income 	693390726	 279 	 24,134 		  Sole  	  -    	Sole
 Vanguard International Growth  Equities 	921910204	 411 	 22,369 		  Sole  	  -    	Sole
 Vanguard PrimeCap Fund 	Fixed Income 	921936100	 370 	 5,325 		  	  Sole  	  -    	Sole
 Vanguard Wellington Fund 	Equities 	921935102	 482 	 14,084 		  Sole  	  -    	Sole
 Vanguard Windsor Fund 	 	Equities 	922018403	 270 	 5,451 		  	  Sole  	  -    	Sole
 Baron Asset Fund 	 	Equities 	068278100	 581 	 11,172 		  Sole  	  -    	Sole
 Legg Mason Value Trust  	Equities 	524659109	 344 	 6,927 		  	  Sole  	  -    	Sole
 Longleaf Partners Fund 	Equities 	543069405	 702 	 23,307 		  Sole  	  -    	Sole
 Olstein All Cap Value Fund 	Equities 	681383204	 741 	 48,270 		  Sole  	  -    	Sole
 Schwab S&P 500 Index Fund 	Equities 	808509855	 696 	 30,571 		  Sole  	  -    	Sole
 Third Avenue Value Fund 	Equities 	884116104	 1,291 	 26,518 		  Sole  	  -    	Sole
 Vanguard Windsor II Fund 	Equities 	922018205	 375 	 12,751 		  Sole  	  -    	Sole
 Weitz Value Portfolio 	 	Equities 	94904p203	 1,141 	 33,543 		  Sole  	  -    	Sole
 Oakmark International 	 	Equities 	413838202	 214 	 11,376 		  Sole  	  -    	Sole
 Dupree TN Tax Free Short to Me Fixed Income 	266155605	 686 	 62,069 		  Sole  	  -    	Sole